Shareholders’ Equity - Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share)
Expected volatility		119.50%
Risk-free interest
Expected life of up to (years)
Weighted average fair value (in Dollars per share)		$ 0.64	$ 1.12
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share)		$ 0.74	$ 1.22
Expected volatility			119.40%
Risk-free interest		4.39%	3.86%
Expected life of up to (years)		5 years 6 months	5 years 21 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share)		$ 0.88	$ 1.37
Expected volatility			132.30%
Risk-free interest		4.40%	4.34%
Expected life of up to (years)		7 years	7 years 7 days